Derivative financial instruments - Summary of derivative liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Total derivative liabilities	$ 19,122	$ 0
Current	279	0
Non-current	18,843	0
Euro forward contracts
Disclosure of financial liabilities [line items]
Total derivative liabilities	35	0
Gold collars
Disclosure of financial liabilities [line items]
Total derivative liabilities	3,026	0
Gold commodity swaps
Disclosure of financial liabilities [line items]
Total derivative liabilities	2,966	0
Copper commodity swaps
Disclosure of financial liabilities [line items]
Total derivative liabilities	1,032	0
Interest rate swaps
Disclosure of financial liabilities [line items]
Total derivative liabilities	$ 12,063	$ 0